INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
INCOME TAXES
U.S. federal income tax rate	21.00%
Net operating loss carry forwards	$ 258,000	$ 258,000